8. SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

 In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through May 12, 2017, the date the financial statements were available to be issued.

On May 2 2017, the Company cancelled a 750,000 share warrant with a consultant.

On May 5, 2017, the Company signed a new research and development agreement with the University of Notre Dame increasing research funding by approximately $189,000 and extending the duration until June 30, 2017.

On May 5, 2017 the Company signed an updated License Agreement with the University of Notre Dame.